Equity (Tables)	12 Months Ended
Dec. 31, 2019
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Share capital
At December 31, 2019, share capital is represented by 328,855,412 common shares, par value of US$0.000025. Share capital is comprised of the following:

December 31, 2017 shares issued	262,288,607

Primary shares offered in the IPO	50,925,642
Primary shares offered in the follow-on offering	11,550,000
Treasury shares	503,642
Long-Term Incentive Plan	3,024,625
Repurchase of common shares	(503,642)

December 31, 2018 shares issued	327,788,874

Treasury shares	15,000
Long-Term Incentive Plan	1,066,538
Repurchase of common shares	(15,000)

December 31, 2019 shares issued	328,855,412